PROPERTY AND EQUIPMENT, NET - Schedule of composition of property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost:	$ 189,465	$ 169,330
Less - accumulated depreciation	52,537	60,592
Depreciated cost	136,928	108,738
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost:	125,075	114,397
Computers, peripheral equipment and electronic equipment
Property, Plant and Equipment [Line Items]
Cost:	44,356	39,653
Internal use software
Property, Plant and Equipment [Line Items]
Cost:	11,119	7,724
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost:	8,645	7,306
Vehicles
Property, Plant and Equipment [Line Items]
Cost:	$ 270	$ 250